ACQUISITIONS (Details) - USD ($)			3 Months Ended		12 Months Ended
	Aug. 15, 2014	Jun. 30, 2014	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Customer Lists [Member] | Organic Food Brokers [Member]
ACQUISITIONS (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life			60 years		60 months
Amortization of Intangible Assets			$ 29,817		$ 59,635
Organic Food Brokers [Member]
ACQUISITIONS (Details) [Line Items]
Payments to Acquire Businesses, Gross		$ 100,000
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High		225,000	225,000		225,000
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability			26,250		52,500
Other Liabilities, Current			146,250		172,500
Business Combination, Consideration Transferred			596,349		596,349
Business Acquisition, Percentage of Voting Interests Acquired	100.00%
Business Combination, Consideration Transferred, Liabilities Incurred		$ 200,000
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award		stock options issued by the Company to acquire one hundred thousand (100,000) shares of its common stock over the four year period following the closing date
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)		100,000
Option exercise price (in Dollars per share)		$ 1.46
Business Combination, Contingent Consideration Arrangements, Description		the company is contingently liable for certain performance-based payments over the twenty-four months following the acquisition date
The Fresh Diet [Member]
ACQUISITIONS (Details) [Line Items]
Payments to Acquire Businesses, Gross			$ 3,000,000
Stock Repurchased During Period, Shares (in Shares)			3,110,063
Business Combination, Consideration Transferred	$ 14,000,000		$ 12,645,912
Payments to Acquire Businesses, Gross			$ 3,000,000		$ 100,000
Stock Repurchased During Period, Shares (in Shares)			3,110,063	85,950	85,950	400,000
Stock Repurchased During Period, Value			$ 4,354,088	$ 60,000	$ 60,000	$ 100,000
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Consideration Transferred			1,354,088
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High			225,000
Amortization of Intangible Assets			$ 210,789	$ 45,970	$ 446,014	$ 183,880